Utility Plant and Leases - Schedule of Net Utility Plant (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 8,384,000	$ 7,813,221
Less: accumulated depreciation	(2,419,348)	(2,313,050)
Construction work in progress	211,429	185,026
Net utility plant	6,176,081	5,685,197
Software and software-related intangibles
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	270,883	256,299
Storage
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	101,203	100,908
Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	400,657	391,864
Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	7,078,656	6,581,043
General
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	515,879	467,274
Other
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 16,722	$ 15,833